Goodwill and Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill consisted of the following (in thousands):

	As of December 31,
	2021	2020
Beginning balance	$1,857	$1,857
Goodwill acquired in Dutch DNA acquisition	15,177	—
Measurement period adjustment (see Note 4)	5,000	—
Currency translation	(722)	—

Ending balance	$21,312	$1,857

Schedule of Intangible Assets
Intangible assets, net consisted of the following (in thousands):

	Weighted Average Amortization Period	Gross Carrying Value	Accumulated Amortization	Net (1)
Balances as of December 31, 2021
Acquired technology	13.3	$25,038	$(3,396)	$21,642
Balances as of December 31, 2020
Acquired technology	6.0	$5,490	$(2,196)	$3,294